Derivative financial instruments	12 Months Ended
Dec. 31, 2024
Derivative financial instruments
Schedule of Derivative financial instruments

21. Derivative financial instruments

In July 2024, the Company entered into four virtual Power Purchase Agreements (“PPAs”) with Axpo to hedge its energy pricing, effective from July 2024 through June 2034. 150,000 MWhs/year will be supplied at a fixed price between 43 and 58 EUR/MWh on a pay as produced basis, pay as profile basis and base load basis. The fair value of this PPA as of December 31, 2024, is negative at $797 thousand, which is offset by $1,067 thousand recorded at inception related to the initial fair value of the instrument that has been deferred and is recognized over the life of the instrument.

In November 2024, the Company entered into an additional virtual PPA with Mowe, a VM Energia subsidiary, to hedge its energy pricing. This PPA will supply 93,300 MWhs/year on a pay as produced basis at a maximum price of 50 €/MWh for 10 years from the commencement of operation of the plant, which is expected in October 2029. The fair value of this PPA as of December 31, 2024, is positive at $4,155 thousand, which is offset by $3,675 thousand recorded at inception related to the initial fair value of the instrument that has been deferred and will be recognized over the life of the instrument.

In August 2023, the Company entered into four virtual Power Purchase Agreements (“aggregated PPA”) with Adelanta to hedge its energy pricing. The aggregated PPA included two tranches, the first one from March 2024 to June 2025, when energy will be supplied to the Sabón plant at a fixed price of 75 EUR/MWh on a pay as produced basis, and the second tranche where energy will be supplied at a fixed price of 52 EUR/MWh on a pay as produced basis until June 2033. This aggregated PPA was cancelled in April 2024 at no cost. The fair value of the aggregated PPA as of December 31, 2023, was positive at $7,413 thousand, which was offset by $3,109 thousand related to the initial fair value of the instrument.

In October 2023, the Company entered into an additional virtual PPA with Energya VM Gestión de Energía, SLU (“Energya VM”), effective from November 2023 through June 2027. 30,000 MWhs/year will be supplied at a fixed price of 77 EUR/MWh on a pay as produced basis. The fair value of this PPA as of December 31, 2024, is negative at $248 thousand (negative $699 thousand as of December 31, 2023), which is offset by $1,815 thousand recorded at inception related to the initial fair value of the instrument that has been deferred and is recognized over the life of the instrument.

In December 2023, Ferroglobe Spain Metals and Villar Mir Energía  (“VM Energía”) entered into three Power Purchase Agreements (PPAs). Under those PPAs, VM Energía, or a VM Energía subsidiary, will supply to Sabón 285,000 MWh/year on a pay as produced basis at a maximum price of 50 €/MWh for 10 years from the commencement of operation of the plants, which is expected in 2028. For one of these PPAs the Company applied the own use exemption according to IFRS 9. For the other two PPAs, the total fair value as of December 31, 2024, is positive at $19,494 thousand (positive at $16,181 thousand as of December 31, 2023), and we also recorded an offsetting amount of $15,217 thousand at inception related to the initial fair value of the instrument that has been deferred and will be recognized over the life of the instrument.

The fair value of these net-settled power purchase agreements as of December 31, 2024 was estimated based on the discounted cash flow methodology. The fair value measurement is based on significant inputs that are directly or indirectly observable in the market, which IFRS 13 Fair Value Measurement refers to as Level 2 inputs. Key assumptions include discount rates, energy volumes and the market electricity price. See Note 30 for further information.

The net value of the power purchase agreements as of December 31, 2024 and 2023 is presented in the consolidated statements of financial position as follows:

	2024
	Other financial assets (Note 9)			Other financial liabilities (Note 20)
	Non-			Non-
	Current	Current	Total	Current	Current	Total
	US$'000	US$'000	US$'000	US$'000	US$'000	US$'000
Derivatives not designated as hedging instruments:	4,707	69	4,776	—	(13)	(13)
PPA VME	4,215	69	4,284	—	—	—
PPA Mowe	492	—	492	—	(13)	(13)
Derivatives designated as hedging instruments:	293	—	293	(1,086)	(842)	(1,928)
PPA EnergyaVM	—	—	—	(1,086)	(325)	(1,411)
PPA Axpo	293	—	293	—	(517)	(517)
Total	5,000	69	5,069	(1,086)	(855)	(1,941)

	2023
	Other financial assets (Note 9)			Other financial liabilities (Note 20)
	Non-			Non-
	Current	Current	Total	Current	Current	Total
	US$'000	US$'000	US$'000	US$'000	US$'000	US$'000
Derivatives designated as hedging instruments:
PPA Adelanta	5,722	—	5,722	—	(1,418)	(1,418)
PPA EnergyaVM	—	—	—	(1,541)	(882)	(2,423)
Total	5,722	—	5,722	(1,541)	(2,300)	(3,841)

For the PPAs qualified for hedge accounting we record the changes in the fair value of the instruments in “Arising from cash flow hedges” in the consolidated statements of comprehensive income (loss). To assess the hedge effectiveness, the Company determines the economic relationship between the hedged item and the hedging instrument. There is an economic relationship between the energy cost and the PPAs as they seek to transform the cash flow derived from a variable electricity market price into a fixed price established at the beginning of the contract.

The following tables summarize the unrealized and realized gains (losses) related to the derivative instruments:

	2024		2023
	Unrealized gain (loss) recognized in Other comprehensive loss	Realized gain (loss) reclassed from Other comprehensive loss to profit and loss	Unrealized gain (loss) recognized in Other comprehensive loss	Realized gain (loss) reclassed from Other comprehensive loss to profit and loss
	US$'000	US$'000	US$'000	US$'000
Derivative financial instruments:
PPA Adelanta	4,135	—	4,582	—
PPA EnergyaVM	(395)	678	(2,337)	83
PPA Axpo	(269)	(1,685)	—	—
Total	3,471	(1,007)	2,245	83

The purchase commitments for each PPA, in MWh, as of December 31, 2024 is as follows:

	2024
	Less than 1 year	Between 1-2 years	Between 2-5 years	After 5 years	Total
PPA Energya VM	28,247	28,247	15,131	—	71,625
PPA Axpo	149,943	150,001	447,902	672,906	1,420,752
PPA VME	—	—	205,750	1,440,250	1,646,000
PPA Mowe	—	—	8,850	345,150	354,000